Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 8 — Stockholders’ Equity

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, $.001 par value, with such rights, preferences, variations and such other designations for each class or series within a class as determined by the Board of Directors. The preferred stock is not convertible into common stock, does not contain any cumulative voting privileges, and does not have any preemptive rights. No shares of preferred stock have been issued.

Common Stock

The Company is authorized to issue 100,000,000 ordinary shares with a par value of $0.001 per share.

On March, 21, 2014, the Company issued 43,005,000 shares of stock to its founding members for $0.001 per share for total cash consideration of $43,005.

On August 11, 2014, the Company issued 1,000,000 shares of stock for legal services. The Company expensed $10,000 for the shares issued. In November 2014, the Company issued 2,250,000 shares of common stock to investors at $0.20 a unit in connection with the private placement of the Company’s stock. In addition, the investors received 2,250,000 three year warrants with an exercise price of $0.40. Each warrant is callable by the Company upon the Company’s common stock trading at $0.60 or higher for 20 consecutive days.

During the year ended December 31, 2015, the Company issued 1,500,000 shares of common stock to 6 consultants for services rendered. The issuances were recorded at fair value ($0.20 per share) and the Company recognized $300,000 in stock based compensation charges.

On August 3, 2015, the Company issued four members of the Board of Directors an aggregate of 600,000 shares of the Company’s common stock. The issuances were recorded at fair value ($0.20 per share) and the Company recognized $110,000 in stock based compensation charges.

As discussed in Note 6, the Company issued 2,167,933 shares of common stock to TCA as compensation for financing costs of $325,000. The issuance of the 2,167,933 shares has been recorded at par value with a corresponding decrease to paid-in capital. Upon the sale of the shares by the creditor, the financing cost liability will be reduced by the amount of the proceeds with a corresponding increase to paid-in capital. The Company will still be liable for any shortfall from the proceeds realized by the creditor. The ultimate amount to be recorded in satisfaction of the debt will not exceed the balance of the financing cost recorded. The shares were issued in January 2016.

Also during the period ended December 31, 2015, the Company completed a closing of a private placement offering (the “Offering”) of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company’s common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company’s common stock and have a maturity of 3 years.

The aggregate gross proceeds from the closing were $541,000 (the Company recorded $332,570 for the fair value of the warrants as a derivative liability see Note 7).

As a result of the OneLove Acquisition and the Hygrow Acquisition, the Company issued 1,450,000 and 300,000 shares of common stock, respectively, to consummate the acquisitions.

Warrants

The following is a summary of the Company’s warrant activity during the period from March 21, 2014 to December 31, 2015:

	Warrants	Weighted Average Exercise Price

Outstanding – March 21, 2014	-	$-
Granted	2,250,000	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2014	2,250,000	$0.40
Exercisable – December 31, 2014	2,250,000	$0.40
Granted	2,705,000	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2015	4,955,000	$0.40
Exercisable – December 31, 2015	4,955,000	$0.40

As of December 31, 2015 and 2014, the total intrinsic value of options outstanding and exercisable was $0.